Note 44 - Gains (losses) on derecognition of non financial assets and subsidiaries, net	6 Months Ended
Jun. 30, 2019
Gains (losses) on derecognition of non financial assets and subsidiaries, net
Gains (losses) on derecognition of non financial assets and subsidiaries, Net

44. Gains (losses) on derecognition of non financial assets and subsidiaries, net

The breakdown of the balance under this heading in the accompanying consolidated income statements is as follows:

Gains (losses) on derecognition of non-financial assets and subsidiaries, net (Millions of Euros)
	June 2019	June 2018
Disposal of investments in non-consolidated subsidiaries	-	52
Disposal of tangible assets and other	13	60
Disposal of tangible assets and other	(6)	(32)
Total	8	80